CONSOLIDATED BALANCE SHEETS(USD ($))	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 87,847	$ 431,707	$ 98,739
Trade accounts receivable	2,095,680	1,662,760	19,309
Other receivables, net	2,409,968	431,824	5,615
Inventories	936,141	2,101,585	348
Prepaid expenses			8,887
Prepaid VAT	239,946	188,586
Advances to suppliers		913	3,372
Total Current Assets	5,769,582	4,817,375	136,270
Property and equipment, net	84,285	92,393	90,375
Intangible assets, net	1,294,017	1,294,017
Goodwill	446,419	446,419
TOTAL ASSETS	7,594,303	6,650,204	226,645
Current liabilities:
Short-term bank loans	2,272,026
Accounts payable	1,274,580	2,814,906	76,594
Other payables and accrued expenses	1,293,731	1,247,549	109,147
Other taxes payables		319
Deferred revenue	19,062	19,223	78,811
Convertible notes, net of debt discount	95,631	60,703	46,040
Derivative liability	356,700	384,598	423,480
Accrued interest	5,386	5,223	140,520
Net deferred tax liability	323,503	323,503
Total Current Liabilities	5,640,619	4,856,024	874,592
Convertible notes, net of debt discount	654,627	621,872	314,967
Accrued interest	168,370	147,654
Deferred revenue			20,130
Total Liabilities	6,463,616	5,625,550	1,209,689
Stockholders' equity:
Preferred stock
Common Stock	73,128	73,128	60,000
Shares unissued	2,100,000	2,100,000
Additional paid in capital	713,620	713,620	131,562
Retained earnings (accumulated deficit)	(1,613,522)	(1,712,498)	(1,207,650)
Accumulated other comprehensive income (loss)	(142,539)	(149,596)	33,044
Total Shareholders' (Deficit) Equity	1,130,687	1,024,654	(983,044)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 7,594,303	$ 6,650,204	$ 226,645